UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, DC 20549 FORM N-Q	OMB APPROVAL OMB Number: 3235-0578 Expires: February 28, 2006 Estimated average burden hours per response: 20.0

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-21188

Registrant Name: PIMCO CALIFORNIA MUNICIPAL INCOME FUND III

Address of Principal Executive Offices: 1345 Avenue of the Americas New York, New York 10105

Name and Address of Agent for Service: Lawrence G. Altadonna – 1345 Avenue of the Americas New York, New York 10105

Registrant’s telephone number, including area code: 212-739-3371

Date of Fiscal Year End: September 30, 2006

Date of Reporting Period: December 31, 2005

Form N-Q is to be used by the registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b 1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (‘‘OMB’’) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.    Schedule of Investments

PIMCO California Municipal Income Fund III  Schedule of Investments
December 31, 2005 (unaudited)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value*
CALIFORNIA MUNICIPAL BONDS & NOTES–87.0%
$1,000	Alameda Public Financing Auth. Rev., 7.00%, 6/1/09	NR/NR	$1,006,560
	Association of Bay Area Governments Finance Auth. Rev., Odd Fellows Home, GO,
3,200	5.20%, 11/15/22	NR/A	3,348,096
11,725	5.35%, 11/15/32	NR/A	12,278,889
	Burbank Public Finance Auth. Rev., San Fernando Redev. Project,
1,135	5.50%, 12/1/28	NR/BBB	1,167,892
1,000	5.50%, 12/1/33	NR/BBB	1,026,360
2,000	Butte-Glenn Community College, GO, 5.00%, 8/1/26, Ser. A (MBIA)	Aaa/NR	2,101,480
2,000	Capistrano Univ. School Dist., Community Fac. Dist., Special Tax, 6.00%, 9/1/32	NR/NR	2,103,700
1,000	Carlsbad Impt. Bond Act 1915, Special Assessment, 6.00%, 9/2/34	NR/NR	1,030,850
1,000	Cathedral City Public Financing Auth., Tax Allocation Rev., 5.00%, 8/1/33, Ser. A (MBIA)	Aaa/AAA	1,043,160
1,150	Ceres Redev. Agcy. Tax Allocation, 5.00%, 11/1/33 (MBIA)	Aaa/AAA	1,209,846
	Ceres Unified School Dist., GO (FGIC)
2,825	zero coupon, 8/1/28	Aaa/AAA	806,198
2,940	zero coupon, 8/1/29	Aaa/AAA	789,449
	Chula Vista, No. 06-1 Eastlake-Woods Area A, Special Tax,
675	6.15%, 9/1/26	NR/NR	715,891
1,620	6.20%, 9/1/33	NR/NR	1,721,104
1,600	Chula Vista Community Fac. Dist., McMillin-Otay Ranch, Special Tax, 5.75%, 9/1/33	NR/NR	1,642,512
8,000	Contra Costa Cnty. Public Financing Auth. Tax Allocation Rev., 5.625%, 8/1/33, Ser. A	NR/BBB	8,368,080
3,775	Cucamonga School Dist., CP, 5.20%, 6/1/27	NR/A−	3,839,062
	Eastern Muni. Water Dist. Community Facs., Special Tax,
425	5.75%, 9/1/33	NR/NR	431,796
1,500	5.95%, 9/1/33	NR/NR	1,530,285
1,745	6.05%, 9/1/27	NR/NR	1,780,406
1,535	6.10%, 9/1/33	NR/NR	1,566,145
	Educational Fac. Auth. Rev.,
2,500	Institute of Technology, 5.00%, 10/1/32, Ser. A	Aaa/AAA	2,617,775
2,455	Loyola Marymount Univ., zero coupon, 10/1/34 (MBIA)	Aaa/NR	593,840
5,000	Pepperdine Univ., 5.00%, 9/1/33, Ser. A (FGIC)	Aaa/AAA	5,188,700
2,195	Elk Grove Unified School Dist., Community Fac. Dist. No. 1, Special Tax, 5.00%, 12/1/35 (MBIA)	AAA/AAA	2,283,634
500	Franklin-McKinley School Dist., GO, 5.00%, 8/1/27, Ser. B (FSA)	Aaa/AAA	524,380
5,000	Fremont Community Dist., Special Tax, 6.30%, 9/1/31	NR/NR	5,148,200
1,250	Fremont Community Facs. Dist. No. 1, Pacific Commons Special Tax, 5.30%, 9/1/30	NR/NR	1,261,187
9,500	Fresno School Unified Dist., GO, 6.00%, 8/1/26, Ser. A (MBIA)	Aaa/AAA	11,719,865
4,380	Glendale Electric Works Rev., 5.00%, 2/1/27 (MBIA)	Aaa/AAA	4,581,436

PIMCO California Municipal Income Fund III  Schedule of Investments
December 31, 2005 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value*
	Golden State Tobacco Securitization Corp., Tobacco Settlement Rev., GO Ser. 2003-A-1
$18,000	6.25%, 6/1/33	Baa3/BBB	$19,597,860
38,490	6.75%, 6/1/39	Baa3/BBB	43,093,789
	Health Facs. Finance Auth. Rev., Paradise VY Estates (CA Mtg. Ins.)
2,000	5.125%, 1/1/22	NR/A	2,103,620
1,550	5.25%, 1/1/26	NR/A	1,623,780
	Health Facs. Financing Auth. Rev.,
5,000	Adventist Health System, 5.00%, 3/1/33	NR/A	5,038,550
6,000	Cottage Health System, 5.00%, 11/1/33, Ser. B (MBIA)	Aaa/AAA	6,219,600
5,000	Kaiser Permanente, 5.00%, 10/1/18, Ser. B	A3/AAA	5,220,750
2,000	Sutter Health, 6.25%, 8/15/35, Ser. A	A1/AA−	2,225,780
	Infrastructure & Economic Dev. Bank Rev.,
2,750	Claremount Univ. Consortium, 5.25%, 10/1/33	Aa3/NR	2,919,427
	Kaiser Assistance Corp.,
3,000	5.50%, 8/1/31, Ser. B	A2/A+	3,170,880
8,000	5.55%, 8/1/31, Ser. A	NR/A+	8,481,040
3,725	La Mesa-Spring Valley School Dist., GO, 5.00%, 8/1/26, Ser. A (FGIC) (Prefunded @ $100, 8/1/12) (a)	Aaa/AAA	4,050,416
1,400	La Quinta Redev. Agcy., Tax Allocation, 5.10%, 9/1/31 (AMBAC)	Aaa/AAA	1,455,650
20	Lancaster Financing Auth. Tax Allocation, 4.75%, 2/1/34 (MBIA)	Aaa/AAA	20,171
825	Lee Lake Water Dist. Community Facs. Dist., Montecito Ranch, Special Tax 6.125%, 9/1/32	NR/NR	859,040
5,000	Long Beach Community College Dist., GO, 5.00%, 5/1/28, Ser. A (MBIA) (Pre-refunded @ $100, 5/01/13) (a)	Aaa/AAA	5,463,650
	Los Angeles Unified School Dist., GO (MBIA)
7,650	5.00%, 1/1/28, Ser. A	Aaa/AAA	8,019,724
3,000	5.125%, 1/1/27, Ser. E	Aaa/AAA	3,182,400
1,000	Lynwood Unified School Dist., GO, 5.00%, 8/1/27, Ser. A (FSA)	Aaa/NR	1,048,760
5,280	Modesto Irrigation Dist., CP, 5.00%, 7/1/33, Ser. A (MBIA)	Aaa/AAA	5,500,757
2,180	Murrieta Valley Unified School Dist., Special Tax, 6.40%, 9/1/24	NR/NR	2,263,450
5,000	Oakland, GO, 5.00%, 1/15/33, Ser. A (MBIA)	Aaa/AAA	5,198,000
	Oakland Redev. Agcy., Tax Allocation, Coliseum Area Redev.,
985	5.25%, 9/1/27	NR/A−	1,015,121
1,545	5.25%, 9/1/33	NR/A−	1,592,246
5,000	Orange Cnty. Community Facs. Dist., Special Tax, Ladera Ranch, 5.55%, 8/15/33, Ser. A	NR/NR	5,133,100
5,000	Orange Cnty. Unified School Dist., CP, 4.75%, 6/1/29 (MBIA)	Aaa/AAA	5,144,350
1,000	Orange Cnty. Water Dist. Rev., CP, 5.00%, 8/15/28, Ser. B (MBIA)	Aaa/AAA	1,035,130
2,000	Palm Desert Financing Auth., Tax Allocation, 5.00%, 4/1/25, Ser. A (MBIA)	Aaa/AAA	2,090,480
1,410	Pomona Public Financing Auth. Rev., 5.00%, 12/1/37, Ser. AF (MBIA)	Aaa/AAA	1,460,704

PIMCO California Municipal Income Fund III  Schedule of Investments
December 31, 2005 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value*
	Poway Unified School Dist., Community Fac. Dist. No. 6, Special Tax,
$3,650	5.125%, 9/1/28	NR/NR	$3,660,312
1,285	6.05%, 9/1/25	NR/NR	1,352,591
2,100	6.125%, 9/1/33	NR/NR	2,208,633
5,000	Riverside, CP, 5.00%, 9/1/33 (AMBAC)	Aaa/AAA	5,196,200
500	Rocklin Unified School Dist. Community Facs., Special Tax,
	5.00%, 9/1/29 (MBIA)	Aaa/AAA	522,265
7,680	Rowland Unified School Dist., GO, 5.00%, 8/1/28, Ser. B (FSA)	Aaa/AAA	8,049,408
1,435	Sacramento City Financing Auth. Rev., North Natomas CFD No. 2,
	6.25%, 9/1/23, Ser. A	NR/NR	1,483,273
	San Diego Unified School Dist., GO, CR (FSA)
480	5.00%, 7/1/26, Ser. C	Aaa/AAA	519,586
11,000	5.00%, 7/1/26, Ser. E	Aaa/AAA	11,860,750
8,425	5.00%, 7/1/28, Ser. E	Aaa/AAA	9,084,256
1,500	San Diego Univ. Foundation Auxiliary Organization, Rev., GO,
	5.00%, 3/1/27, Ser. A (MBIA)	Aaa/AAA	1,557,000
3,000	San Jose, Libraries & Parks, GO, 5.125%, 9/1/31	Aa1/AA+	3,133,620
	Santa Ana Unified School Dist., GO , Ser. B (FGIC)
2,515	zero coupon, 8/1/26	Aaa/AAA	947,878
3,520	zero coupon, 8/1/28	Aaa/AAA	1,185,501
2,500	zero coupon, 8/1/30	Aaa/AAA	755,450
3,780	zero coupon, 8/1/31	Aaa/AAA	1,079,833
3,770	zero coupon, 8/1/32	Aaa/AAA	1,017,561
1,250	Santa Clara Valley Transportation Auth., Sales Tax Rev.,
	5.00%, 6/1/26, Ser. A (MBIA) (Pre-refunded @ $100, 6/1/11) (a)	Aaa/AAA	1,346,675
5,985	Santa Margarita Water Dist., Special Tax, 6.25%, 9/1/29	NR/NR	6,350,145
3,550	Santa Monica Community College Dist., GO, zero coupon, 8/1/27,
	Ser. C (MBIA)	Aaa/AAA	1,213,106
1,205	Sequoia Union High School Dist., GO, 5.00%, 7/1/23 (MBIA)	Aaa/NR	1,267,178
4,475	Simi Valley Community Dev. Agcy., Tax Allocation, Tapo Canyon &
	West End, 5.00%, 9/1/25 (FGIC)	Aaa/AAA	4,695,125
4,250	Sonoma Cnty. Jr. College Dist., GO, 5.00%, 8/1/27, Ser. A (FSA)
	(Pre-refunded@$100,8/01/13)(a)	Aaa/AAA	4,647,078
1,000	Sonoma Cnty. Water Agcy. Water Rev., 5.00%, 7/1/32, Ser. A (MBIA)	Aaa/AAA	1,041,660
	South Tahoe Joint Powers Financing Auth. Rev.,
2,500	5.125%, 10/1/09	NR/NR	2,513,475
4,425	5.45%, 10/1/33	NR/BBB	4,568,326
12,200	Southern CA Public Power Auth., Power Project Rev., Magnolia Power, 5.00%, 7/1/33, Ser. A-2003-1 (AMBAC)	Aaa/AAA	12,743,388
600	State Dept. of Water Resources Rev., Central Valley Project,
	5.00%, 12/1/25, Ser. AC (MBIA)	Aaa/AAA	633,510

PIMCO California Municipal Income Fund III  Schedule of Investments
December 31, 2005 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value*
$4,095	State Dept. Veteran Affairs Home Purchase Rev., 5.35%, 12/1/27,
	Ser. A (AMBAC)	Aaa/AAA	$4,317,236
3,000	State of California, 4.50%, 6/30/06	SP-1+/SP-1+	3,018,720
	State Public Works Board Lease Rev.,
5,385	CA State Univ., 5.00%, 10/1/19	A2/A−	5,578,483
1,105	Patton, 5.375%, 4/1/28	A3/A−	1,171,090
4,600	Univ. CA M.I.N.D. Inst., 5.00%, 4/1/28, Ser. A	Aa2/AA−	4,754,790
3,505	Statewide Community Dev. Auth., CP, Internext Group, 5.375%, 4/1/30	NR/BBB	3,529,325
	Statewide Community Dev. Auth. Rev.,
2,500	Berkeley Montessori School, 7.25%, 10/1/33	NR/NR	2,601,650
7,300	Health Fac., Jewish Home, 5.50%, 11/15/33 (CA St Mtg.)	NR/A	7,833,338
15,000	Health Fac., Memorial Health Services, 5.50%, 10/1/33, Ser. A	A3/A+	15,822,150
10,000	Sutter Health, 5.50%, 8/15/34, Ser. B	A1/AA−	10,490,100
1,795	Sunnyvale Financing Auth., Water & Wastewater Rev.,
	5.00%, 10/1/26 (AMBAC)	Aaa/AAA	1,857,269
2,000	Tamalpais Union High School Dist., GO, 5.00%, 8/1/26 (MBIA)	Aaa/AAA	2,089,840
2,000	Temecula Public Financing Auth., Crowne Hill, Special Tax,
	6.00%, 9/1/33, Ser. A	NR/NR	2,073,760
	Tobacco Securitization Agcy. Rev.,
	Alameda Cnty.,
8,100	5.875%, 6/1/35	Baa3/NR	8,447,895
7,000	6.00%, 6/1/42	Baa3/NR	7,316,890
2,000	Kern Cnty., 6.125%, 6/1/43, Ser. A	NR/BBB	2,104,020
2,950	Torrance Medical Center Rev., 5.50%, 6/1/31, Ser. A	A1/A+	3,080,744
4,000	Vernon Electric System Rev., Malburg Generating Station,
	5.50%, 4/1/33, (Pre-refunded @ $100, 4/1/08) (a)	Aaa/NR	4,198,800
1,000	West Basin Municipal Water Dist. Rev., CP, 5.00%, 8/1/30, Ser. A (MBIA)	Aaa/AAA	1,043,490
2,500	William S. Hart Union High School Dist., Special Tax, 6.00%, 9/1/33	NR/NR	2,558,225
2,750	Woodland Finance Auth. Lease Rev., 5.00%, 3/1/32 (XLCA)	Aaa/AAA	2,875,208

	Total California Municipal Bonds & Notes (cost–$401,182,565)		429,051,809

OTHER MUNICIPAL BONDS & NOTES–2.0%
	New York–0.6%
2,500	State Dormitory Auth. Rev., Hospital, 6.25%, 8/15/15 (FHA)	Aa2/AAA	2,878,625
	Puerto Rico–1.4%
1,500	Electric Power Auth., Power Rev., 5.125%, 7/1/29, Ser. NN	A3/A−	1,545,570
	Public Building Auth. Rev.,
790	5.25%, 7/1/36, Ser. D, (Pre-refunded @ $100, 7/1/12) (a)	Baa2/A−	860,065
290	5.25%, 7/1/36, Ser. D	Baa2/BBB	298,831

PIMCO California Municipal Income Fund III  Schedule of Investments
December 31, 2005 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value*
$4,420	Government Facilities, 5.00%, 7/1/36, Ser. I, GO (GTD)	Baa2/BBB	$4,435,116
			7,139,582

	Total Other Municipal Bonds & Notes (cost–$9,486,848)		10,018,207

CALIFORNIA VARIABLE RATE NOTES (b)(c)(d)–9.2%
2,000	Golden State Tobacco Securitization Corp., Tobacco Settlement Rev., 10.03%, 6/1/35, Ser. 1220 (FGIC)	Aaa/AAA	2,388,900
1,465	Infrastructure & Economic Dev. Bank Rev., 7.779%, 7/1/36 (AMBAC)	NR/NR	1,811,736
	Los Angeles Dept. of Water & Power (FSA)
1,200	8.78%, 7/1/30, Ser. 1243	Aaa/AAA	1,268,520
2,000	16.844%, 7/1/35, Ser. 500	Aaa/AA3	3,017,600
	Los Angeles Unified School Dist., GO (MBIA)
1,745	9.07%, 1/1/23	NR/NR	1,920,215
2,090	12.131%, 1/1/11	NR/NR	3,217,513
2,020	Los Angeles Water & Power Rev., 7.467%, 7/1/30	NR/NR	2,418,607
950	Orange Cnty. Water Dist. Rev., CP, 8.121%, 2/15/11 (MBIA)	NR/NR	1,111,776
710	Pajaro Valley Unified School Dist., GO, 8.849%, 8/1/11	NR/NR	1,177,152
1,170	Pasadena Water Rev., 7.926%, 6/1/33 (FGIC)	NR/NR	1,457,890
1,785	Sacramento Cnty. Water Financing Auth. Rev.,
	8.281%, 6/1/11 (AMBAC)	NR/NR	2,232,732
1,150	Sacramento Muni Utility Dist., Electric Rev., 8.863%, 2/15/11 (MBIA)	NR/NR	1,488,801
1,725	San Diego Community College Dist., GO, 8.891%, 5/1/11 (FSA)	NR/NR	2,289,023
	San Marcos Public Facs. Auth. Tax Allocation (FGIC)
1,340	8.148%, 2/1/11	NR/NR	1,671,114
1,340	8.148%, 8/1/11	NR/NR	1,671,114
	Southern CA Public Power Auth., Power Project Rev. (AMBAC)
1,350	6.24%, 7/1/33, Ser. 1045	NR/NR	1,470,258
2,065	8.215%, 7/1/11	NR/NR	2,613,299
4,520	State Economic Recovery, GO, 10.005%, 7/1/12, Ser. 956 (MBIA)	NR/NR	6,431,508
	University of CA Rev. (FSA)
1,375	7.75%, 5/15/35, Ser. 1119	NR/AAA	1,412,455
3,095	8.784%, 9/1/33	NR/NR	3,952,036
340	8.784%, 9/1/34	NR/NR	434,955

	Total California Variable Rate Notes (cost–$40,366,986)		45,457,204

OTHER VARIABLE RATE NOTES (c)(d)–1.6%
	Puerto Rico–1.6%
$3,500	Commonwealth of Puerto Rico, GO, 5.00%, 7/1/30, Ser. A	Baa2/BBB	3,645,460
3,800	Public Finance Corp. Rev., 5.75%, 8/1/27, Ser. A	Baa3/BBB−	4,125,394

	Total Other Variable Rate Notes (cost–$7,711,933)		7,770,854

PIMCO California Municipal Income Fund III  Schedule of Investments
December 31, 2005 (unaudited) (concluded)

Principal Amount (000)		Value*
U.S. TREASURY BILLS (f)–0.3%
$1,405	3.81%-3.87%, 3/16/06 (cost–$1,393,943)	$1,393,943

	Total Investments before options written (cost–$460,142,275)–100.1%	493,692,017

OPTIONS WRITTEN (e)–(0.1)%
Contracts
	Call Options–(0.1)%
	U.S. Treasury Notes 10 yr. Futures, Chicago Board of Trade,
169	strike price $110, expires 2/24/06	(92,422)
472	strike price $111, expires 2/24/06	(118,000)
		(210,422)
	Put Options–(0.0)%
	U.S. Treasury Notes 10 yr. Futures, Chicago Board of Trade,
171	strike price $106, expires 2/24/06	(13,359)
472	strike price $107, expires 2/24/06	(73,750)
		(87,109)
	Total Options Written (premiums received–$424,354)	(297,531)

	Total Investments net of options written (cost–$459,717,921)–100.0%	$493,394,486

Notes to the Schedule of Investments:

*	Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Portfolio securities and other financial instruments for which market quotations are not readily available or if a development/event occurs that may significantly impact the value of a security may be fair-valued, in good faith, pursuant to guidelines established by the Board of Trustees. The Fund’s investments are valued daily using prices supplied by an independent pricing service or dealer quotations, or are valued at the last sale price on the exchange that is the primary market for such securities, or the last quoted bid price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales. The independent pricing service uses information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Exchange traded options and futures are valued at the settlement price determined by the relevant exchange. Short-term investments maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days. The prices used by the Fund to value securities may differ from the value that would be realized if the securities were sold. The Fund’s net asset value is determined daily at the close of regular trading (normally, 4:00 p.m. Eastern time) on the New York Stock Exchange on each day the exchange is open for business.

(a)	Pre-refunded bonds are collateralized by U.S. Government or other eligible securities which are held in escrow and used to pay principal and interest and retire the bonds at the earliest refunding date.

(b)	144A Security – Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(c)	Residual Interest/Tax Exempt Municipal Bonds – The interest rate shown bears an inverse relationship to the interest rate on another security or the value of an index.

(d)	Variable Rate Notes – instruments whose interest rates change on specified date (such as a coupon date or interest payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). The interest rate disclosed reflects the rate in effect on December 31, 2005.

(e)	Non-income producing.

(f)	All or partial amount segregated as initial margin on futures contracts or collateral for options written.

Glossary:

AMBAC – insured by American Municipal Bond Assurance Corp.

CA Mtg. Ins. – insured by California Mortgage Insurance

CA St Mtg. – insured by California State Mortgage

CP – Certificates of Participation

CR – Custodian Receipt

FGIC – insured by Financial Guaranty Insurance Co.

FHA – insured by Federal Housing Administration

FSA – insured by Financial Security Assurance, Inc.

GO – General Obligation Bond

GTD – Guaranteed

MBIA – insured by Municipal Bond Investors Assurance

NR – Not Rated

XLCA – insured by XL Capital Assurance

Other Investments:

(1)	Futures contracts outstanding at December 31, 2005:

Type		Notional Amount (000)	Expiration Date	Unrealized Appreciation (Depreciation)
Long:	U.S. Treasury Note 5 yr. Futures	$35,400	3/22/06	$82,172
Short:	U.S. Treasury Bond Futures	(75,300)	3/22/06	(1,506,703)
	U.S. Treasury Note 10 yr. Futures	(16,600)	3/22/06	(175,766)
				$(1,600,297)

(2)	Transaction in options written for the three months ended December 31, 2005:

	Contracts	Premiums
Options outstanding, September 30, 2005	2,125	$578,422
Options written	1,284	424,354
Options expired	(2,125)	(578,422)
Options outstanding, December 31, 2005	1,284	$424,354

Item 2.    Controls and Procedures

(a)   The registrant's President and Chief Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)   There were no significant changes in the registrant's internal controls or in factors that could affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.    Exhibits

(a)	Exhibit 99.302 Cert. – Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: PIMCO California Municipal Income Fund III
By /s/ Brian S. Shlissel
President & Chief Executive Officer

Date: February 15, 2006

By /s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: February 15, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dated indicated.

By /s/ Brian S. Shlissel
President & Chief Executive Officer

Date: February 15, 2006

By /s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: February 15, 2006